Consolidated Statements of Changes in Shareholders' Equity (Deficit) In Millions	Total USD ($)	Total AUD	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Treasury Stock [Member] USD ($)	Accumulated Other Comprehensive Income [Member] USD ($)
Beginning balance at Mar. 31, 2010	$ (117.9)		$ 221.1	$ 39.5	$ (437.7)		$ 59.2
Net income (loss)	(347.0)				(347.0)
Other comprehensive loss	(4.0)						(4.0)
Stock-based compensation	9.1		0.7	8.4
Tax benefit from stock options exercised	0.4			0.4
Equity awards exercised	4.9		0.7	4.2
Ending balance at Mar. 31, 2011	(454.5)		222.5	52.5	(784.7)		55.2
Net income (loss)	604.3				604.3
Other comprehensive loss	(5.8)						(5.8)
Stock-based compensation	7.8		2.0	5.8
Equity awards exercised	11.0		1.3	9.7
Dividends paid	(17.4)				(17.4)
Treasury stock purchased	(19.0)	(19.1)				(19.0)
Treasury stock retired			(1.8)	(0.4)	(16.8)	19.0
Ending balance at Mar. 31, 2012	126.4		224.0	67.6	(214.6)		49.4
Net income (loss)	45.5				45.5
Other comprehensive loss	(2.0)						(2.0)
Stock-based compensation	7.0		0.6	6.4
Tax benefit from stock options exercised	3.5			3.5
Equity awards exercised	26.3		2.7	23.6
Dividends paid	(188.5)				(188.5)
Ending balance at Mar. 31, 2013	$ 18.2		$ 227.3	$ 101.1	$ (357.6)		$ 47.4